Changes in Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Changes in Accounting Policies and Recent Accounting Pronouncements
Changes in accounting policies and recent accounting pronouncements

5. Changes in accounting policies and recent accounting pronouncements

The following are changes in accounting policies effective as of January 1, 2023:

(i) Income taxes

The Company adopted amendments to IAS 12 - Income Taxes requiring companies to recognize deferred tax on transactions that give rise to equal amounts of taxable and deductible temporary differences on initial recognition. The amendments were effective for accounting periods beginning on or after January 1, 2023 and adoption did not have a material impact on the Company’s financial statements.

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted, including Non-Current Liabilities with Covenants (Amendments to IAS 1) effective for annual periods beginning on or after January 1, 2024. These standards are not expected to have a material impact on the Company in the current or future reporting periods.